Share-based compensation (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($) yr $ / shares shares
Share-based Compensation 1 | shares	95,500,000
Share-based Compensation 2 | shares	2,500,000
Share-based Compensation 3 | shares	962,500
Share-based Compensation 4	10.00%
Share-based Compensation 5	110.00%
Share-based Compensation 6	10.00%
Share-based Compensation 7	12,500,000
Share-based Compensation 8	12,500,000
Share-based Compensation 9	50,000
Share-based Compensation 10	50,000
Share-based Compensation 11	127,626
Share-based Compensation 12	32,876
Share-based Compensation 13 | shares	7,423,624
Share-based Compensation 14 | $ / shares	$ 0.0257
Share-based Compensation 15	$ 210,300
Share-based Compensation 16	100.00%
Share-based Compensation 17	25.00%
Share-based Compensation 18	25.00%
Share-based Compensation 19	$ 29,455
Share-based Compensation 20	$ 0.0086
Share-based Compensation 21 | $ / shares	$ 0.0195
Share-based Compensation 22	$ 29,455
Share-based Compensation 23 | yr	2.8
Share-based Compensation 24	$ 0.0086
Share-based Compensation 25 | $ / shares	$ 0.0195